Leases (Details) - Schedule of operating leases liabilities and the reconciliation of undiscounted cash flows $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of operating leases liabilities and the reconciliation of undiscounted cash flows [Abstract]
2022	$ 270
2023	241
2024	213
2025	196
2026	83
Undiscounted cash flows of operating leases	1,003
Less: amount representing interest	(94)
Operating lease liabilities	$ 909